TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of deferred income taxes

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Tax loss carry forwards	$2,253,563	$1,813,019	$685,368
Share issuance costs	66,023	140,213	214,221
Marketable securities and other	31,157	32,395	32,615
E&E expenditures	6,278	(109)	473,085
Deferred income taxes not recognized	(2,357,021)	(1,985,518)	(1,405,289)
	$—	$—	$—

Schedule of income tax expense (recovery)

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Expected income tax recovery	$(436,243)	$(831,217)	$(1,080,139)
Impact of difference in tax rates and other	1,632	5,098	240,010
Share-based compensation	63,259	246,040	129,976
Deferred income taxes not recognized	371,502	580,229	710,308
	$150	$150	$155